CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Class A Ordinary shares [Member] USD ($)	Dec. 31, 2013 Class A Ordinary shares [Member] USD ($)	Dec. 31, 2014 Class B Ordinary shares [Member] USD ($)	Dec. 31, 2013 Class B Ordinary shares [Member] USD ($)	Dec. 31, 2014 Variable Interest Entity, Primary Beneficiary [Member] USD ($)	Dec. 31, 2014 Variable Interest Entity, Primary Beneficiary [Member] CNY	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary [Member] CNY
Short-term loans (including short-term loans of the consolidated VIEs without recourse to 500.com Limited of RMB12,802 and Nil as of December 31, 2013 and 2014, respectively)			12,802							12,802
Accrued payroll and welfare payable (including accrued payroll and welfare payable of the consolidated VIEs without recourse to 500.com Limited of RMB8,336 and RMB 24,828 (US$4,002) as of December 31, 2013 and 2014, respectively)	4,936	30,634	13,012					4,002	24,828	8,336
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to 500.com Limited of RMB72,857 and RMB100,367 (US$16,176) as of December 31, 2013 and 2014, respectively)	19,016	117,992	88,246					16,176	100,367	72,857
Income tax payable (including income tax payable of the consolidated VIEs without recourse to 500.com Limited of RMB1,863 and RMB4,680 (US$754) as of December 31, 2013 and 2014, respectively)	1,491	9,250	4,507					754	4,680	1,863
Long-term payables (including long-term payables of the consolidated VIEs without recourse to 500.com Limited of RMB29,328 and RMB 42,540 (US$6,856) as of December 31, 2013 and 2014, respectively)	$ 7,123	44,194	30,313					$ 6,856	42,540	29,328
Ordinary shares, par value	$ 0.00005			$ 0.00005	$ 0.00005	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000		700,000,000	700,000,000	300,000,000	300,000,000
Ordinary shares, shares issued				254,844,582	66,539,000	96,634,529	262,197,451
Ordinary shares, shares outstanding				254,844,582	66,539,000	96,634,529	262,197,451